LEASE (Tables)	12 Months Ended
Dec. 31, 2022
LEASE
Schedule of leases

	Year ended	Year ended
	December 31, 2021	December 31, 2022
	$	$
Finance lease cost:
Amortization of ROU assets	14,920	11,406
Interest on lease liabilities	1,349	1,994
Operating fixed lease cost	18,443	14,936
Short-term lease cost	1,884	1,028
Total lease cost	36,596	29,364

Schedule of supplement balance sheet information

	At	At
	December 31, 2021	December 31, 2022
	$	$
Operating lease ROU assets	35,286	35,506
Land use rights, net	71,011	68,094
Total operating lease ROU assets	106,297	103,600

Operating lease liabilities - current	12,185	9,810
Operating lease liabilities - non-current	23,215	25,714
Total operating lease liabilities	35,400	35,524

Schedule of other supplemental information

	Year ended	Year ended
	December 31, 2021	December 31, 2022
	$	$
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows from finance lease	(1,349)	(1,994)
Operating cash outflows from operating lease	(19,972)	(15,032)
Financing cash outflows from finance lease	(35,554)	(20,194)
ROU assets obtained in exchange of new finance lease liabilities in non-cash transaction	60,102	—
ROU assets obtained in exchange of new operating lease liabilities in non-cash transaction	24,694	14,393
ROU assets disposed through early termination of operating leases in non-cash transaction	(1,880)	(965)

12. LEASE (Continued)

	At December 31,	At December 31,
	2021	2022
Weighted average of remaining lease term - finance leases (in years)	2.7	1.8
Weighted average of remaining lease term - operating leases (in years)	4.4	6.6
Weighted average of lease discount rate - finance lease	5.0%	4.9%
Weighted average of lease discount rate - operating lease	4.3%	10.4%

Schedule of lease maturities

	Operating Lease	Finance Lease	Total Lease
	Payment	Payment	Payment
	$	$	$
Year Ending December 31:
2023	10,798	15,517	26,315
2024	7,216	14,846	22,062
2025	5,580	6	5,586
2026	5,155	1	5,156
2027	3,666	—	3,666
Thereafter	33,133	—	33,133
Total future minimum lease payments	65,548	30,370	95,918
Less: imputed interest	30,024	1,301	31,325
NPV for future minimum lease payments	35,524	29,069	64,593

Analysis as:
Short-term	9,810	14,697	24,507
Long-term	25,714	14,372	40,086
Total lease liabilities	35,524	29,069	64,593